Equity Transactions with Non-Controlling Interests - Additional Information (Detail) - Jaguahr Therapeutics Pte. Ltd.		12 Months Ended
	Oct. 15, 2019	Dec. 31, 2020
Disclosure Of Equity Transactions With Non Controlling Interests [Line Items]
Proportion of Ownership (%)		55.00%
Top of Range
Disclosure Of Equity Transactions With Non Controlling Interests [Line Items]
Proportion of Ownership (%)	100.00%
Bottom of Range
Disclosure Of Equity Transactions With Non Controlling Interests [Line Items]
Proportion of Ownership (%)	55.00%